Revenue recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 8,791	$ 3,293	$ 8,791	$ 3,293	$ 5,734	$ 3,746	$ 3,464	$ 2,590
GTN Sales Adjustment, Provision	6,547	3,706	17,946	10,403
GTN Sales Adjustment, Provision, Prior Period Sales	(8)	(253)	(885)	(358)
GTN Sales Adjustment, Credits And Payments	(3,482)	(3,624)	(12,016)	(9,342)
Sales adjustment, ending balance	8,791	$ 3,293	8,791	$ 3,293
Accounts receivable, net	2,008		2,008			2,151
Other current and non-current liabilities	$ 6,783		$ 6,783			$ 1,595